Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Schedule of Other Income (Expense), Net [Line Items]
Change in fair value of FACT public, private placement and working capital warrants		$ (78)		$ (6,052)		$ (3,122)		$ (6,295)				$ (1,258)		$ 6,424
Loss on conversion of SAFE agreements to common stock with related party								(1,250)				(1,250)
Change in fair value of SAFE Agreement with related party		(79)		(900)		(113)		(900)				616
Loss on sale of equity securities														(4,154)
Loss on CS Solis debt extinguishment														(10,338)
Bonus shares issued in connection with the Mergers	[1]													(2,394)
Issuance of forward purchase agreements	[2]													76
Change in fair value of forward purchase agreement liabilities		(100)		(900)		(100)		(900)				337	[3]	(3,906)	[3]
Loss on issuance of shares in connection with the forward purchase agreements	[4]													(35,490)
Loss on discontinued Solaria business and other, net														(2,966)
Loss on issuance of derivative liability			[5]	(24,688)	[5]		[5]	(24,688)	[5]	$ (24,688)	[6]	(24,688)	[7]		[6],[7]
Gain on remeasurement of derivative liabilities	[8]											33,986
Other financing costs												(3,769)
Other, net		355	[9]	(85)	[9]	679	[9]	(499)	[9]			(221)
Total Other income (expense), net		$ (4,256)	[10]	$ (65,684)	[10]	$ (1,724)	[10]	$ (66,234)	[10]			7,932	[11]	(29,862)	[11]
Change in fair value of redeemable convertible preferred stock warrant liability [Member]
Schedule of Other Income (Expense), Net [Line Items]
Change in fair value												1,310		8,513
Change in fair value of Carlyle Warrants [Member]
Schedule of Other Income (Expense), Net [Line Items]
Change in fair value	[12]											$ 2,869		$ 14,373

[1]	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023, for bonus shares issued to related parties in connection with the Mergers.
[2]	Includes $0.4 million of other income for the fiscal year ended December 31, 2023, for forward purchase agreements entered into with related parties.
[3]	Includes income of $0.1 million and $9.1 million of other expenses for the fiscal years ended December 29, 2024, and December 31, 2023, for the change in fair value of FPAs entered into with related parties.
[4]	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.
[5]	Includes $3.0 million of related party expense in each of the thirteen and thirty-nine week periods ended September 29, 2024.
[6]	Includes $3.0 million loss on a derivative liability issued to the Massey Trust (as later defined in Note 15 - Borrowings and Derivative Liabilities) a related party.
[7]	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[8]	Includes a gain of $0.3 million on the change in the fair value of derivative liabilities with related parties in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[9]	Includes zero and $0.1 million of income due to related parties in the thirteen and thirty-nine week periods ended September 28, 2025, respectively.
[10]	Includes the following related party transactions (in millions):
[11]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[12]	Deemed to be a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.